Long-term Debt (Narrative) (Details) (USD $)	12 Months Ended
Feb. 28, 2014
Long-term Debt 1	$ 3,500,000
Long-term Debt 2	3,500,000
Long-term Debt 3	329,900
Long-term Debt 4	$ 817,700
Long-term Debt 5	1.00%
Long-term Debt 6	1.50%
Long-term Debt 7	1.00%
Long-term Debt 8	1.50%